Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income	$ 434		$ 333	$ 239
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred financing costs	46		5	1
Depreciation and amortization	591		129	75
Impairment expense	130		0	0
Deferred income taxes	(17)		1	0
Asset retirement expenditures	(6)		(1)	(2)
Gain on disposal of assets	(1)		0	0
Loss (income) from equity method investments	74	[1]	(3)	0
Distributions from unconsolidated affiliates	148		15	0
Changes in:
Current receivables	(52)		(29)	2
Inventories	(8)		1	1
Change in fair value of derivatives	43		(6)	0
Current accounts payable and accrued liabilities	102		5	1
Receivables from / liabilities to related parties	(19)		(34)	15
All other, net	26		11	2
Net cash provided by operating activities	1,491		427	334
Investing activities:
Additions to property, plant and equipment	(1,313)		(334)	(141)
Acquisitions, net of cash acquired	0		(1,218)	0
Investments - loans to (from) related parties	(17)		(118)	0
Disposal of assets	1		0	0
Investments in unconsolidated affiliates	(87)		(14)	0
All other, net	3		(2)	4
Net cash used in investing activities	(1,413)		(1,686)	(137)
Financing activities:
Long-term debt - borrowings	434		1,490	1,160
Long-term debt - repayments	(1,312)		(1,441)	(526)
Related party debt - borrowings	2,532		301	0
Related party debt - repayments	(2,540)		(293)	0
Debt issuance costs	0		(11)	(3)
Net proceeds from equity offerings	792		1	230
Issuance of redeemable preferred units	984		0	0
Contributions from MPC - MarkWest Merger	0		1,230	0
Payments of Distributions on Preferred Units	25		0	0
Distributions to unitholders and general partner	(845)		(158)	(103)
Distributions to noncontrolling interests	(3)		(1)	(47)
Contributions from noncontrolling interests	6		0	0
Payments to Class B Unitholders	25		0	0
Contributions from MPC	225		1	0
Distributions related to purchase of additional interest in Pipe Line Holdings	0		(12)	(910)
Payments of Distributions to Affiliates	(104)			(25)
All other, net	(6)		(1)	0
Net cash provided by (used in) financing activities	113		1,275	(224)
Net increase (decrease) in cash and cash equivalents	191		16	(27)
Cash and cash equivalents at end of period	234		43	27
Cash and cash equivalents at beginning of period	43		27	54
MPC [Member] | Predecessor [Member]
Financing activities:
Payments of Distributions to Affiliates	$ (104)		0	$ (25)
General Partner Units [Member] | MarkWest Merger [Member]
Financing activities:
Issuance of units in MarkWest Merger			$ 169

[1]	(2)Income (loss) from equity method investments includes the impact of any basis differential amortization or accretion.